Share Option - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩) yr
Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.86%
Estimated option's life | yr	5
Share price(*) (Closing price on the preceding day in won)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 246,750
Per share fair value of the option	₩ 27,015
Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.95%
Estimated option's life | yr	6
Share price(*) (Closing price on the preceding day in won)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 266,490
Per share fair value of the option	₩ 20,240
Series 1-3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.07%
Estimated option's life | yr	7
Share price(*) (Closing price on the preceding day in won)	₩ 262,500
Expected volatility	13.38%
Expected dividends	3.80%
Exercise price	₩ 287,810
Per share fair value of the option	₩ 15,480
Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.63%
Estimated option's life | yr	5
Share price(*) (Closing price on the preceding day in won)	₩ 243,500
Expected volatility	16.45%
Expected dividends	3.70%
Exercise price	₩ 254,120
Per share fair value of the option	₩ 23,988
One Store Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.61%
Estimated option's life | yr	6
Share price(*) (Closing price on the preceding day in won)	₩ 4,925
Expected volatility	9.40%
Expected dividends	0.00%
Exercise price	₩ 5,390
Per share fair value of the option	₩ 566